Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Total trade payables	€ 5,782	€ 6,969
Other current liabilities
Social security	165	482
Payroll accruals and taxes	1,480	1,750
Other current liabilities	1,563	1,016
Total other current liabilities	3,208	3,248
Total Trade payables and other current liabilities	€ 8,989	€ 10,217